Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	Wright Managed Equity Trust
Central Index Key	0000703499
Amendment Flag	false
Document Creation Date	Oct. 02, 2017
Document Effective Date	Oct. 02, 2017
Prospectus Date	May 01, 2017